WARRANTS (Details)	12 Months Ended
	Dec. 31, 2022 D $ / shares shares	Dec. 31, 2021 shares
WARRANTS LIABILITIES
Maximum period after business combination in which to file registration statement	15 days
Maximum threshold period for registration statement to become effective after business combination	60 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days
Private Placement Warrants
WARRANTS LIABILITIES
Warrants outstanding | shares	8,200,000	8,200,000
Public Warrants
WARRANTS LIABILITIES
Warrants outstanding | shares	8,625,000	8,625,000
Warrant exercise period condition one	30 days
Warrant exercise period condition two	12 months
Public Warrants expiration term	5 years
Share Price	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Number of specified trading days determining volume weighted average trading price	20 days
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	115.00%
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Public Warrants
WARRANTS LIABILITIES
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Stock price trigger (in dollar per share)	$ 18.00
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants | D	30
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%